Long-Term Debt and Short-Term Borrowings	12 Months Ended
Dec. 31, 2017
Long-Term Debt and Short-Term Borrowings
Long-Term Debt and Short-Term Borrowings

NOTE 11.  Long-Term Debt and Short-Term Borrowings

The following debt tables reflect effective interest rates, which include the impact of interest rate swaps, as of December 31, 2017. If the debt was issued on a combined basis, the debt has been separated to show the impact of the fixed versus floating effective interest rates. Carrying value includes the impact of debt issuance costs and fair value hedging activity. Long-term debt and short-term borrowings as of December 31 consisted of the following:

Long-Term Debt

	Currency/	Effective	Final
(Millions)	Fixed vs.	Interest	Maturity	Carrying Value
Description / 2017 Principal Amount	Floating	Rate	Date	2017	2016
Medium-term note (repaid in 2017)	USD Fixed	—%	—	$—	$649
Medium-term note (500 million Euros)	Euro Floating	—%	2018	600	523
Medium-term note ($450 million)	USD Floating	1.50%	2018	448	448
Medium-term note ($600 million)	USD Floating	1.63%	2019	596	598
Medium-term note ($25 million)	USD Fixed	1.74%	2019	25	25
Medium-term note (650 million Euros)	Euro Floating	—%	2020	779	680
Medium-term note ($300 million)	USD Floating	1.58%	2020	296	297
Medium-term note ($200 million)	USD Floating	1.49%	2020	198	199
Eurobond (300 million Euros)	Euro Floating	—%	2021	378	336
Eurobond (300 million Euros)	Euro Fixed	1.97%	2021	358	312
Medium-term note ($600 million)	USD Fixed	1.63%	2021	598	598
Medium-term note (500 million Euros)	Euro Fixed	0.45%	2022	597	520
Medium-term note ($600 million)	USD Fixed	2.17%	2022	595	593
Medium-term note (600 million Euros)	Euro Fixed	1.14%	2023	712	619
Medium-term note ($650 million)	USD Fixed	2.26%	2023	647	—
Medium-term note ($550 million)	USD Fixed	3.04%	2025	546	546
Medium-term note (750 million Euros)	Euro Fixed	1.71%	2026	885	770
Medium-term note ($650 million)	USD Fixed	2.25%	2026	641	640
Medium-term note ($850 million)	USD Fixed	2.95%	2027	839	—
30-year debenture ($220 million)	USD Fixed	6.01%	2028	227	342
Medium-term note (500 million Euros)	Euro Fixed	1.90%	2030	589	512
Medium-term note (500 million Euros)	Euro Fixed	1.54%	2031	595	518
30-year bond ($555 million)	USD Fixed	5.73%	2037	550	743
Floating rate note ($96 million)	USD Floating	1.29%	2041	95	96
Medium-term note ($325 million)	USD Fixed	4.05%	2044	313	313
Floating rate note ($55 million)	USD Floating	1.21%	2044	54	54
Medium-term note ($500 million)	USD Fixed	3.13%	2046	473	473
Medium-term note ($500 million)	USD Fixed	3.68%	2047	491	—
Other borrowings	Various	1.26%	2018-2040	73	74
Total long-term debt				$13,198	$11,478
Less: current portion of long-term debt				1,102	800
Long-term debt (excluding current portion)				$12,096	$10,678

Post-Swap Borrowing (Long-Term Debt, Including Current Portion)

	2017		2016
	Carrying	Effective	Carrying	Effective
(Millions)	Value	Interest Rate	Value	Interest Rate
Fixed-rate debt	$9,681	2.45%	$8,372	2.42%
Floating-rate debt	3,517	0.76%	3,106	0.48%
Total long-term debt, including current portion	$13,198		$11,478

Short-Term Borrowings and Current Portion of Long-Term Debt

	Effective	Carrying Value
(Millions)	Interest Rate	2017	2016
Current portion of long-term debt	0.67%	$1,102	$800
U.S. dollar commercial paper	1.50%	745	—
Other borrowings	5.35%	6	172
Total short-term borrowings and current portion of long-term debt		$1,853	$972

Other short-term borrowings primarily consisted of bank borrowings by international subsidiaries. In 2016, these were primarily related to Japan and Korea.

Future Maturities of Long-term Debt

Maturities of long-term debt in the table below are net of the unaccreted debt issue costs such that total maturities equal the carrying value of long-term debt as of December 31, 2017. The maturities of long-term debt for the periods subsequent to December 31, 2017 are as follows (in millions):

					After
2018	2019	2020	2021	2022	2022	Total
$1,102	$692	$1,368	$1,333	$1,191	$7,512	$13,198

Long-term debt payments due in 2018, 2019, and 2020 include floating rate notes totaling $54 million (classified as current portion of long-term debt), $71 million (included in other borrowings in the long-term debt table), and $95 million (included within the long-term debt table), respectively, as a result of put provisions associated with these debt instruments.

Credit Facilities

In March 2016, 3M amended and restated its existing $2.25 billion five-year revolving credit facility expiring in August 2019 to a $3.75 billion five-year revolving credit facility expiring in March 2021. This credit agreement includes a provision under which 3M may request an increase of up to $1.25 billion (at lender’s discretion), bringing the total facility up to $5.0 billion. This revolving credit facility was undrawn at December 31, 2017. Under the $3.75 billion credit agreement, the Company is required to maintain its EBITDA to Interest Ratio as of the end of each fiscal quarter at not less than 3.0 to 1. This is calculated (as defined in the agreement) as the ratio of consolidated total EBITDA for the four consecutive quarters then ended to total interest expense on all funded debt for the same period. At December 31, 2017, this ratio was approximately 29 to 1. Debt covenants do not restrict the payment of dividends.

Other Credit Facilities

Apart from the committed revolving facility, an additional $288 million in stand-alone letters of credit and bank guarantees were also issued and outstanding at December 31, 2017. These instruments are utilized in connection with normal business activities.

Long-Term Debt Issuances

The principal amounts, interest rates and maturity dates of individual long-term debt issuances can be found in the long-term debt table found at the beginning of this note.

In October 2017, 3M issued $650 million aggregate principal amount of 5.5-year fixed rate medium-term notes due 2023 with a coupon rate of 2.25%,  $850 million aggregate principal amount of 10-year fixed rate medium-term notes due 2027 with a coupon rate of 2.875%, and $500 million aggregate principal amount of 30-year fixed rate medium-term notes due 2047 with a coupon rate of 3.625%.

In May 2016, 3M issued 1 billion Euros aggregate principal amount of medium-term notes. In September 2016, 3M issued $1.75 billion aggregate principal amount of medium-term notes.

In May 2015, 3M issued 1.750 billion Euros aggregate principal amount of medium-term notes. In August 2015, 3M issued $1.500 billion aggregate principal amount of medium-term notes. Upon debt issuance, the Company entered into two interest rate swaps as fair value hedges of a portion of the fixed interest rate medium-term note obligation. The first converted a $450 million three-year fixed rate note, and the second converted $300 million of a five-year fixed rate note included in this issuance to an interest rate based on a floating three-month LIBOR index.

Long-Term Debt Maturities and Extinguishments

In June 2017, 3M repaid $650 million aggregate principal amount of fixed rate medium-term notes that matured.

In October 2017, 3M, via cash tender offers, repurchased $305 million aggregate principal amount of its outstanding notes. This included $110 million of its $330 million principal amount of 6.375% notes due 2028 and $195 million of its $750 million principal amount of 5.70% notes due 2037. The Company recorded an early debt extinguishment charge of approximately $96 million in the fourth quarter of 2017 within interest expense, the cash outflow for which is recorded within other financing activities on the statement of cash flows. This charge reflected the differential between the carrying value and the amount paid to acquire the tendered notes and related expenses.

In September 2016, 3M repaid $1 billion aggregate principal amount of medium-term notes.

Floating Rate Notes

At various times, 3M has issued floating rate notes containing put provisions. 3M would be required to repurchase these securities at various prices ranging from 99 percent to 100 percent of par value according to the reduction schedules for each security. In December 2004, 3M issued a forty-year $60 million floating rate note, with a rate based on a floating LIBOR index. Under the terms of this floating rate note due in 2044, holders have an annual put feature at 100 percent of par value from 2014 and every anniversary thereafter until final maturity. Under the terms of the floating rate notes due in 2027, 2040 and 2041, holders have put options that commence ten years from the date of issuance and each third anniversary thereafter until final maturity at prices ranging from 99 percent to 100 percent of par value. For the periods presented, 3M was required to repurchase an immaterial amount of principal on the aforementioned floating rate notes.